Bank borrowings	12 Months Ended
Dec. 31, 2022
Bank borrowings
Bank borrowings

15.          Bank borrowings

	December 31,	December 31,
(In thousands)	2021	2022
Bank borrowings, current portion	2,876	7,024
Bank borrowings, non-current portion	17,291	24,750
Total	20,167	31,774

The bank borrowings were borrowed by Shenzhen Xunlei for the construction of Xunlei Tower, which was pledged by the land use rights and Xunlei Tower. The interest expense of USD890,000, USD1,000,000 and USD1,593,000 has been capitalized for the years ended December 31, 2020, 2021 and 2022, respectively. The capitalized interest amount included in the carrying amount of Xunlei Tower is depreciated according to the Group’s accounting policies as stated in Note 2(j).

The bank borrowings are denominated in RMB, and the interest rate is calculated based on the Loan Prime Rate plus 15 basis points.

As of December 31, 2022, the bank borrowings will be due according to the following schedule:

(In thousands)	Principal amounts
Within 1 year	7,024
Between 1 to 2 years	7,024
Between 2 to 3 years	7,024
Between 3 to 4 years	7,024
Between 4 to 5 years	3,678